Reserves - Additional Information (Detail) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2020 shares $ / shares	Mar. 31, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares	Mar. 31, 2019 shares $ / shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant holders right to purchase common shares					Each warrant entitles the holder the right to purchase one of the Company’s common shares.
Share purchase options outstanding	1,984,645	2,471,365	3,407,815	3,705,130		1,984,645		3,407,815	2,394,490	3,883,350
Options outstanding weighted average exercise price	$ 29.40	$ 28.91	$ 26.52	$ 26.58		$ 29.40		$ 26.52	$ 27.08	$ 25.71
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of share purchase option					ten years
Vesting period					Two years
Trailing period for expected volatility					30 months
Description of share option grants					The Company expenses the fair value of share purchase options that are expected to vest on a straight-line basis over the vesting period using the Black-Scholes option pricing model to estimate the fair value for each option at the date of grant.
Share purchase options outstanding	1,984,645		3,407,815			1,984,645		3,407,815
Options outstanding weighted average exercise price	$ 29.40		$ 26.52			$ 29.40		$ 26.52
Weighted average share price at the time of exercise	$ 59.87		$ 27.42			50.87		31.79
Stock Options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of Typical Term Of options issued					Five years
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					Two years
Number of RSU issued | shares	1,230	131,730	1,400	131,220	132,960		132,620
Weighted average fair value per RSU granted	$ 61.10		$ 29.68			$ 33.73		$ 32.89
Fair value of RSUs issued during the year | $					$ 3		$ 3
RSUs outstanding at reporting date | shares	370,878		370,728			370,878		370,728